UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Tax-Managed International Fund	Shares	Market Value (000)
COMMON STOCKS (99.8%)
Australia (5.0%)
BHP Billiton Ltd.	383,363	$3,988
National Australia Bank Ltd.	153,275	2,995
Commonwealth Bank of Australia	128,368	2,807
Australia & New Zealand Bank Group Ltd.	186,545	2,570
Westpac Banking Corp., Ltd.	182,388	2,342
News Corp. Ltd. Pfd.	282,103	2,223
News Corp. Ltd.	138,721	1,147
Woolworths Ltd.	107,273	1,058
Wesfarmers Ltd.	39,653	919
Rio Tinto Ltd.	32,054	882
Telstra Corp. Ltd.	259,395	874
AMP Ltd.	193,289	872
Coles Myer Ltd.	115,914	785
Foster's Group Ltd.	215,143	737
Stockland	176,870	729
Woodside Petroleum Ltd.	48,418	684
QBE Insurance Group Ltd.	69,221	657
Suncorp-Metway Ltd.	58,309	646
Insurance Australia Group Ltd.	171,033	644
Macquarie Bank Ltd.	23,296	613
Tabcorp Holdings Ltd.	53,828	595
Rinker Group Ltd.	93,819	586
Brambles Industries Ltd.	101,780	522
BlueScope Steel Ltd.	79,729	502
Australian Gas Light Co., Ltd.	49,639	480
Amcor Ltd.	91,522	476
Alumina Ltd.	114,665	467
WMC Resources Ltd.	118,778	461
Mirvac Group	143,467	452
CSL Ltd.	19,399	399
Orica Ltd.	29,211	366
Newcrest Mining Ltd.	32,921	362
Centro Properties Group	107,385	356
Santos Ltd.	62,895	335
Lend Lease Corp.	38,668	320
Origin Energy Ltd.	70,434	310
Investa Property Group	209,540	304
Boral Ltd.	60,034	300
Coca-Cola Amatil Ltd.	49,968	254
John Fairfax Holdings Ltd.	93,882	252
Transurban Group	57,066	224
AXA Asia Pacific Holdings Ltd.	77,766	224
James Hardie Industries NV	53,190	222
Patrick Corp. Ltd.	53,350	218
Mayne Group Ltd.	75,946	217
Toll Holdings Ltd.	24,837	208
Sonic Healthcare Ltd.	27,564	199
CSR Ltd.	107,311	190
Paperlinx Ltd.	48,679	188
Aristocrat Leisure Ltd.	33,008	185
* Southcorp Ltd.	65,014	159
Lion Nathan Ltd.	29,055	155
Perpetual Trustees Australia Ltd.	4,261	155
Australian Stock Exchange Ltd.	11,982	141
Publishing & Broadcasting Ltd.	13,803	137
Harvey Norman Holdings Ltd.	61,815	132
OneSteel Ltd.	57,056	126
Ansell Ltd.	18,887	121
Leighton Holdings Ltd.	17,058	118
Computershare Ltd.	40,096	118
Cochlear Ltd.	6,607	114
Pacific Brands Ltd.	51,897	109
Iluka Resources Ltd.	27,814	98
Futuris Corp., Ltd.	51,353	71

		40,100

Austria (0.3%)
Erste Bank der Oesterreichischen Sparkassen AG	13,460	560
Telekom Austria AG	30,970	434
OMV AG	1,300	300
Bank Austria Creditanstalt	3,654	259
Wienerberger AG	6,346	238
Voestalpine AG	2,252	128
Oesterreichische Elektrizitaetswirtschafts AG Class A	576	100
Mayr-Melnhof Karton AG	546	77
Boehler-Uddeholm AG	787	73
* VA Technologies AG	1,002	59
Flughafen Wien AG	777	47
* RHI AG	1,970	44

		2,319

Belgium (1.3%)
Fortis Group	122,168	2,907
Dexia	65,236	1,219
Electrabel SA	2,958	1,063
KBC Bankverzekeringsholding	11,658	759
Solvay SA	6,686	619
* Belgacom SA	16,604	595
Interbrew	17,840	595
UCB SA	9,219	491
Delhaize Group	7,374	468
Cofinimmo	2,045	291
Agfa Gevaert NV	9,804	284
Colruyt NV	1,836	258
* Mobistar SA	3,173	227
Umicore	2,393	175
Bekaert NV	1,827	114
Omega Pharma SA	2,311	113
Barco NV	1,086	93
Compagnie Maritime Belge SA	437	76
D'Ieteren SA	283	52
Colruyt NV Rights	1,836	2

		10,401

Denmark (0.8%)
Novo Nordisk A/S B Shares	26,294	1,439
Danske Bank A/S	48,990	1,288
AP Moller-Maersk A/S	113	866
TDC A/S	20,144	713
Danisco A/S	5,229	276
Novozymes A/S	5,824	262
ISS A/S	4,676	248
* Vestas Wind Systems A/S	17,105	248
GN Store Nord A/S	22,667	229
* Topdanmark A/S	2,500	161
Carlsberg A/S B Shares	3,056	143
Coloplast A/S B Shares	1,375	133
H. Lundbeck A/S	7,318	133
* William Demant A/S	2,600	115
Kobenhavns Lufthavne A/S	660	101
DSV, De Sammensluttede Vognmaend A/S	1,900	100
East Asiatic Co. A/S	1,950	86
Bang & Olufsen A/S B Shares	909	53
NKT Holding A/S	2,140	49
* FLS Industries A/S B Shares	3,799	47

		6,690

Finland (1.4%)
Nokia Oyj	440,938	6,068
UPM-Kymmene Oyj	58,332	1,111
Stora Enso Oyj R Shares	67,566	913
Fortum Oyj	36,177	505
Sampo Oyj A Shares	43,222	478
TietoEnator Oyj B Shares	12,935	375
* Elisa Oyj Class A	25,400	336
Kone Corp. B Shares	3,825	230
Metso Oyj	15,140	194
Outokumpu Oyj A Shares	9,400	161
Nokian Renkaat Oyj	1,259	137
Amer Group Ltd.	2,857	135
Wartsila Oyj B Shares	5,470	129
Kesko Oyj	5,760	126
Rautaruuki Oyj	10,970	107
Uponor Oyj	2,895	102
Pohjola Group PLC D Shares	9,770	101
Orion-Yhtyma Oyj B Shares	7,300	100
KCI Konecranes Oyj	1,850	72

		11,380

France (9.4%)
Total SA	60,343	12,291
Sanofi-Aventis	94,370	6,845
BNP Paribas SA	81,742	5,279
Societe Generale Class A	33,884	2,999
AXA	147,699	2,988
France Telecom SA	115,377	2,875
Carrefour SA	59,242	2,786
* Vivendi Universal SA	86,825	2,225
L'Oreal SA	31,404	2,057
Groupe Danone	24,561	1,931
Credit Agricole SA	68,465	1,867
Suez SA	83,287	1,785
L'Air Liquide SA (Registered)	11,088	1,739
LVMH Louis Vuitton Moet Hennessy	25,141	1,678
Cie. de St. Gobain SA	31,591	1,622
Renault SA	19,130	1,565
* Alcatel SA	128,732	1,505
Lafarge SA	17,113	1,497
Schneider Electric SA	22,810	1,475
STMicroelectronics NV	62,348	1,075
PSA Peugeot Citroen	17,408	1,072
Arcelor	49,426	913
Bouygues SA	23,377	877
Vinci SA	7,453	858
Veolia Environnement	28,841	830
Lagardere S.C.A	13,304	825
Compagnie Generale des Etablissements Michelin SA B Shares	15,108	768
Accor SA	19,030	742
Pernod Ricard SA	5,361	712
European Aeronautic Defence and Space Co.	26,289	696
Pinault-Printemps-Redoute SA	7,124	654
Essilor International SA	9,862	634
Unibail Co.	4,409	531
Thomson SA	25,082	525
Gecina SA	5,066	428
Publicis Groupe SA	13,494	386
Societe Television Francaise 1	13,257	376
Autoroutes du Sud de la France	7,357	336
* Cap Gemini SA	13,601	320
Dassault Systemes SA	6,594	308
Technip SA	1,897	306
Valeo SA	7,910	290
Etablissements Economiques du Casino Guichard-Perrachon SA	3,777	288
Euronext NV	9,823	280
Sodexho Alliance SA	10,342	274
* Alstom	449,571	268
Thales SA	7,748	258
* Atos Origin SA	4,362	241
Imerys SA	3,620	241
CNP Assurances	3,441	224
Sagem SA	2,114	202
Klepierre	2,795	202
Air France	12,314	194
Hermes International	937	178
Societe BIC SA	3,486	161
Zodiac SA	4,290	158
* Business Objects SA	6,183	143

		74,783

Germany (6.7%)
Siemens AG	82,981	6,102
E.On AG	63,926	4,716
* Deutsche Telekom AG	226,639	4,205
Deutsche Bank AG	54,183	3,894
DaimlerChrysler AG (Registered)	87,792	3,620
SAP AG	21,254	3,302
Allianz AG	31,910	3,214
BASF AG	54,065	3,186
RWE AG	40,738	1,947
Bayer AG	68,617	1,877
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	18,928	1,823
* Bayerische Hypo-und Vereinsbank AG	65,132	1,251
Schering AG	17,659	1,115
Deutsche Post AG	45,487	883
* Commerzbank AG	47,180	877
Volkswagen AG	22,673	873
Continental AG	12,937	703
Metro AG	15,498	692
* Infineon Technologies AG	66,464	679
Adidas-Salomon AG	4,599	642
ThyssenKrupp AG	31,863	621
Deutsche Boerse AG	11,065	560
Porsche AG	796	517
Depfa Bank PLC	35,773	488
* Hypo Real Estate Holding AG	14,134	485
Linde AG	8,173	471
Puma AG	1,714	459
Henkel KGaA	5,793	426
Altana AG	7,016	408
Man AG	10,825	370
HeidelbergerCement AG	6,564	305
* Deutsche Lufthansa AG	24,935	290
Volkswagen AG Pfd.	10,548	287
Merck KGaA	4,889	280
Fresenius Medical Care AG	3,586	275
TUI AG	13,496	253
Celesio AG	3,604	246
RWE AG Pfd.	4,449	180
* Qiagen NV	15,311	173
Beiersdorf AG	1,817	172
Fresenius Medical Care AG	2,952	161
ProSieben Sat.1 Media AG	8,357	154
MLP AG	7,244	116
Douglas Holding AG	3,391	100
* EPCOS AG	6,044	92
Suedzucker AG	4,763	90
Karstadt Quelle AG	5,141	80

		53,660

Greece (0.5%)
National Bank of Greece SA	25,332	616
Alpha Credit Bank SA	20,160	514
EFG Eurobank Ergasias	19,000	446
Hellenic Telecommunication Organization SA	26,680	359
Greek Organization of Football Prognostics	17,100	331
Cosmote Mobile Communications SA	16,500	272
Public Power Corp.	10,500	260
Bank of Piraeus	17,800	206
Coca-Cola Hellenic Bottling Co. SA	8,400	181
Titan Cement Co. SA	6,400	166
Commercial Bank of Greece SA	4,800	106
Hellenic Petroleum SA	9,500	79
Viohalco, Hellenic Copper & Aluminum Industry SA	9,400	70
Germanos SA	2,600	61
Hyatt Regency Hotels and Tourism SA	5,900	59
Hellenic Technodomiki Tev SA	12,776	50
Folli-Follie SA	1,400	40
Technical Olympic SA	8,000	37
Intracom SA	7,700	28
Hellenic Duty Free Shops SA	1,100	18

		3,899

Hong Kong (1.8%)
Hutchison Whampoa Ltd.	216,512	1,694
Cheung Kong Holdings Ltd.	152,000	1,301
Sun Hung Kai Properties Ltd.	136,064	1,282
CLP Holdings Ltd.	187,732	1,074
Hang Seng Bank Ltd.	79,043	1,054
Hong Kong & China Gas Co., Ltd.	409,177	763
Hong Kong Electric Holdings Ltd.	153,500	681
Boc Hong Kong Holdings Ltd.	370,000	676
Swire Pacific Ltd. A Shares	96,798	673
Wharf Holdings Ltd.	129,215	435
Esprit Holdings Ltd.	77,072	391
Bank of East Asia Ltd.	134,549	378
Henderson Land Development Co. Ltd.	76,006	364
* PCCW Ltd.	375,000	248
Li & Fung Ltd.	167,850	241
Hong Kong Exchanges & Clearing Ltd.	101,000	230
New World Development Co., Ltd.	240,000	226
MTR Corp.	133,000	200
Hang Lung Properties Ltd.	135,500	200
Techtronic Industries Co., Ltd.	100,000	197
Cathay Pacific Airways Ltd.	97,170	166
Hopewell Holdings Ltd.	74,000	154
Cheung Kong Infrastructure Holdings Ltd.	59,000	152
Yue Yuen Industrial (Holdings) Ltd.	57,500	149
Johnson Electric Holdings Ltd.	148,498	146
Television Broadcasts Ltd.	29,000	130
Sino Land Co.	159,000	118
Hysan Development Co., Ltd.	64,000	113
Shangri-La Asia Ltd.	94,078	101
Orient Overseas International Ltd.	23,000	92
Kingboard Chemical Holdings Ltd.	42,000	86
* Kerry Properties Ltd.	44,000	83
Giordano International Ltd.	129,000	71
Texwinca Holdings Ltd.	72,000	61
ASM Pacific Technology Ltd.	16,500	54
SCMP Group Ltd.	79,863	34
Hutchison Whampoa Ltd.	2,887	-
Kingboard Chemical Holdings Ltd. Warrants Exp. 8/5/2006	4,200	-

		14,018

Ireland (0.8%)
Allied Irish Banks PLC	86,760	1,455
Bank of Ireland	98,026	1,321
CRH PLC	53,966	1,290
* Elan Corp. PLC	39,745	933
Irish Life & Permanent PLC	28,211	456
Kerry Group PLC A Shares	13,708	303
* Grafton Group PLC	21,060	196
DCC PLC	8,424	154
Independent News & Media PLC	56,047	142
* Ryanair Holdings PLC	21,583	108
* Eircom Group PLC	54,400	103
Kingspan Group PLC	10,617	79
Fyffes PLC	33,722	75
Greencore Group PLC	13,017	45
* Waterford Wedgewood PLC	34,132	6

		6,666

Italy (3.9%)
ENI SpA	266,190	5,964
Assicurazioni Generali SpA	97,763	2,687
Telecom Italia SpA	851,402	2,628
Unicredito Italiano SpA	448,332	2,261
Telecom Italia Mobile SpA	396,212	2,136
ENEL SpA	247,234	2,020
Telecom Italia SpA RNC	607,968	1,393
Banca Intesa SpA	330,195	1,255
San Paolo-IMI SpA	95,451	1,078
Mediaset SpA	61,484	698
Banco Popolare di Verona e Novara Scarl SpA	38,557	676
Mediobanca Banca di Credito Finanziaria SpA	48,694	643
Autostrade SpA	27,627	592
Riunione Adriatica di Sicurta SpA	30,442	585
Banche Popolari Unite Scarl SpA	33,761	560
Capitalia SpA	149,490	550
Alleanza Assicurazioni SpA	47,260	546
* Banca Antonveneta SpA	24,250	501
Finmeccanica SpA	616,374	435
Snam Rete Gas SpA	81,902	396
* Fiat SpA	51,573	372
* Banca Nazionale del Lavoro (BNL) SpA	153,502	340
Banca Monte dei Paschi di Siena SpA	112,549	332
Banca Intesa SpA Non Convertible Risp	100,985	299
Luxottica Group SpA	13,926	249
Banca Popolare di Milano SpA	39,201	246
* Terna SpA	101,332	241
Pirelli & C. Accomandita per Azioni SpA	183,986	188
Mediolanum SpA	25,592	153
* Autogrill SpA	10,418	148
Banca Fideuram SpA	30,252	140
* Edison SpA	77,501	135
Bulgari SpA	13,389	133
Italcementi SpA	8,752	129
Mondadori (Arnoldo) Editore SpA	13,486	128
Seat Pagine Gialle SpA	386,009	125
* FinecoGroup SpA	16,393	97
Gruppo Editoriale L'Espresso SpA	14,836	82
* Tiscali SpA	17,212	62
Benetton Group SpA	4,600	55
* Telecom Italia SpA	130,836	43
* Parmalat Finanziaria SpA	34,147	-

		31,301

Japan (22.4%)
Toyota Motor Corp.	296,700	11,360
Takeda Chemical Industries Ltd.	92,100	4,178
Canon, Inc.	87,200	4,098
Mitsubishi Tokyo Financial Group Inc.	469	3,910
Honda Motor Co., Ltd.	80,000	3,876
NTT DoCoMo, Inc.	2,089	3,544
Sony Corp.	95,500	3,258
Matsushita Electric Industrial Co., Ltd.	229,034	3,057
Mizuho Financial Group, Inc.	802	3,013
Nissan Motor Co., Ltd.	256,600	2,794
Tokyo Electric Power Co.	120,100	2,583
Nomura Holdings Inc.	194,000	2,491
Sumitomo Mitsui Financial Group, Inc.	417	2,386
Nippon Telegraph and Telephone Corp.	547	2,179
Millea Holdings, Inc.	157	2,023
Hitachi Ltd.	334,000	2,018
East Japan Railway Co.	354	1,831
* UFJ Holdings Inc.	395	1,731
JFE Holdings, Inc.	54,400	1,550
Fuji Photo Film Co., Ltd.	47,000	1,544
Nippon Steel Corp.	641,000	1,524
Chubu Electric Power Co.	68,200	1,442
Sharp Corp.	97,000	1,334
Shin-Etsu Chemical Co., Ltd.	36,800	1,322
Kansai Electric Power Co., Inc.	74,900	1,320
Ricoh Co.	70,000	1,318
Denso Corp.	55,600	1,314
Nintendo Co.	10,300	1,260
Bridgestone Corp.	66,000	1,225
Mitsubishi Corp.	113,000	1,221
Kao Corp.	55,000	1,215
Ito-Yokado Co., Ltd.	35,000	1,200
Hoya Corp.	11,200	1,174
Kyocera Corp.	16,500	1,160
Mitsui Sumitomo Insurance Co.	135,880	1,121
Rohm Co., Ltd.	11,100	1,116
Murata Manufacturing Co., Ltd.	23,200	1,116
Mitsui & Co., Ltd.	132,000	1,105
Mitsubishi Estate Co., Ltd.	105,000	1,096
Seven Eleven Japan Co. Ltd.	38,000	1,086
Softbank Corp.	23,400	1,085
Toshiba Corp.	294,000	1,080
Yamanouchi Pharmaceuticals Co., Ltd.	31,600	1,021
NEC Corp.	169,400	1,013
Fujitsu Ltd.	173,000	1,000
Tokyo Gas Co., Ltd.	262,000	929
Dai-Nippon Printing Co., Ltd.	67,000	896
Central Japan Railway Co.	110	864
Orix Corp.	8,400	861
Tokyo Electron Ltd.	17,600	858
* T & D Holdings, Inc.	19,150	837
Nippon Oil Corp.	132,000	832
Mitsubishi Electric Corp.	175,000	830
Mitsubishi Heavy Industries Ltd.	292,000	824
TDK Corp.	12,100	806
Sankyo Co., Ltd.	37,900	801
Japan Tobacco, Inc.	94	786
Kyushu Electric Power Co., Inc.	41,900	785
Fanuc Co., Ltd.	14,600	768
Nitto Denko Corp.	16,700	768
Daiwa Securities Group Inc.	121,000	766
Mitsui Fudosan Co., Ltd.	72,000	749
Secom Co., Ltd.	21,500	747
Tohoku Electric Power Co.	43,800	722
* Resona Holdings Inc.	477,000	718
Asahi Glass Co., Ltd.	78,000	710
Ajinomoto Co., Inc.	62,000	709
Eisai Co., Ltd.	26,000	708
West Japan Railway Co.	181	706
Keyence Corp.	3,310	696
Sumitomo Corp.	93,000	692
Sumitomo Trust & Banking Co., Ltd.	116,000	686
Sompo Japan Insurance Inc.	78,000	661
Fujisawa Pharmaceutical Co., Ltd.	28,800	649
Nikko Securities Co., Ltd.	159,000	645
Komatsu Ltd.	99,000	636
Sumitomo Chemical Co.	134,000	635
Sumitomo Electric Industries Ltd.	69,000	612
Kirin Brewery Co., Ltd.	69,000	596
Konica Minolta Holdings, Inc.	43,000	588
Promise Co., Ltd.	8,950	585
Bank of Yokohama Ltd.	108,000	580
* Itochu Corp.	136,000	580
Mitsui Osk Lines Ltd.	95,000	570
Toppan Printing Co., Ltd.	58,000	569
Yamato Transport Co., Ltd.	41,000	564
Osaka Gas Co., Ltd.	206,000	561
* Aeon Co., Ltd.	34,800	560
Kinki Nippon Railway Co.	166,190	558
Toray Industries, Inc.	120,000	555
Asahi Kasei Corp.	128,000	553
Mitsubishi Chemical Corp.	171,000	518
SMC Corp.	5,400	517
Sanyo Electric Co., Ltd.	157,000	509
Daikin Industries Ltd.	21,000	508
Kubota Corp.	106,000	500
Daiwa House Industry Co., Ltd.	51,000	498
Sekisui House Ltd.	52,000	496
Nidec Corp.	4,900	495
Nippon Yusen Kabushiki Kaisha Co.	95,000	491
Omron Corp.	22,100	488
Tostem Inax Holding Corp.	26,512	485
Acom Co., Ltd.	7,440	460
Tokyu Corp.	100,000	455
Sumitomo Metal Industries Ltd.	383,000	455
OJI Paper Co., Ltd.	80,000	452
Credit Saison Co., Ltd.	14,600	449
Shizuoka Bank Ltd.	59,000	444
Olympus Corp.	23,000	443
Aisin Seiki Co., Ltd.	17,900	442
Aiful Corp.	4,500	441
Dentsu Inc.	163	436
Takefuji Corp.	6,790	434
* Yahoo Japan Corp.	97	431
+ Yahoo Japan Corp.	97	431
Daiichi Pharmaceutical Co., Ltd.	25,000	430
Shionogi & Co., Ltd.	30,000	430
Seiko Epson Corp.	9,900	422
Marui Co., Ltd.	33,300	418
Shiseido Co., Ltd.	34,000	418
Advantest Corp.	7,000	416
Sumitomo Realty & Development Co.	39,000	416
Nippon Express Co., Ltd.	85,000	412
Trend Micro Inc.	9,500	409
Nippon Unipac Holding	93	408
+ Aeon Co., Ltd.	25,500	406
Chugai Pharmaceutical Co., Ltd.	27,800	401
Chiba Bank Ltd.	76,000	399
Nippon Mining Holdings Inc.	77,000	390
Asahi Breweries Ltd.	38,200	389
Odakyu Electric Railway Co.	73,000	386
Terumo Corp.	16,700	380
Sumitomo Metal Mining Co.	53,000	367
Fast Retailing Co., Ltd.	5,400	367
Daito Trust Construction Co., Ltd.	8,800	356
Mitsui Trust Holding Inc.	56,100	354
NTT Data Corp.	134	353
Kawasaki Kisen Kaisha Ltd.	51,000	349
Kobe Steel Ltd.	240,000	348
Hokkaido Electric Power Co., Ltd.	18,500	331
Pioneer Corp.	15,800	330
Keio Electric Railway Co., Ltd.	63,000	329
Marubeni Corp.	124,000	329
Shinsei Bank, Ltd.	54,000	327
Tobu Railway Co., Ltd.	89,000	325
Taisho Pharmaceutical Co.	17,000	315
NOK Corp.	10,200	313
Oriental Land Co., Ltd.	5,100	309
JSR Corp.	18,800	304
Hirose Electric Co., Ltd.	3,300	301
Joyo Bank Ltd.	74,000	298
Ohbayashi Corp.	59,000	293
Kajima Corp.	89,000	291
Mitsui Chemicals, Inc.	58,000	286
Sekisui Chemical Co.	41,000	283
Yamada Denki Co., Ltd.	8,100	279
Teijin Ltd.	78,000	279
Toto Ltd.	32,000	278
Nikon Corp.	29,000	273
Kuraray Co., Ltd.	36,000	270
Yokogawa Electric Corp.	23,000	264
Mabuchi Motor Co.	3,600	258
Yamaha Motor Co., Ltd.	17,000	258
Kaneka Corp.	26,000	255
Citizen Watch Co., Ltd.	26,000	255
Taisei Corp.	80,000	254
Bank of Fukuoka, Ltd.	53,000	253
CSK Corp.	6,400	251
ToneGeneral Sekiyu K.K	29,000	250
Yamaha Corp.	16,200	246
Matsushita Electric Works, Ltd.	31,000	245
NGK Insulators Ltd.	29,000	244
Keihin Electric Express Railway Co., Ltd.	43,000	243
Nippon Meat Packers, Inc.	18,000	241
NTN Corp.	45,000	238
Showa Denko K.K	99,000	236
* Furukawa Electric Co.	60,000	235
Toyo Seikan Kaisha Ltd.	15,000	232
Uni-Charm Corp.	4,600	228
Casio Computer Co.	19,000	224
Mitsui Mining & Smelting Co., Ltd.	57,000	222
Kyowa Hakko Kogyo Co.	34,000	222
Ushio Inc.	13,000	219
Leopalace21 Corp.	11,800	218
Takashimaya Co.	26,000	216
Nissin Food Products Co., Ltd.	8,700	214
Stanley Electric Co.	15,000	210
Toho Co., Ltd.	14,700	209
Lawson Inc.	5,900	204
JGC Corp.	20,000	203
Sammy Corp.	4,100	201
Hokugin Financial Group, Inc.	96,000	200
Taiheiyo Cement Corp.	88,000	200
NEC Electronics Corp.	3,900	199
Mitsubishi Materials Corp.	94,000	199
Shimizu Corp.	50,000	199
Tosoh Corp.	49,000	198
Sankyo Co., Ltd.	5,000	197
* Japan Airlines System Co.	71,000	195
Dowa Mining Co. Ltd.	29,000	194
Onward Kashiyama Co., Ltd.	14,000	194
77 Bank Ltd.	34,000	191
Alps Electric Co., Ltd.	16,000	191
NSK Ltd.	44,000	189
Konami Corp.	8,500	188
USS Co., Ltd.	2,470	186
Nisshin Steel Co.	84,000	186
Kawasaki Heavy Industries Ltd.	123,000	185
Nomura Research Institute, Ltd.	2,300	185
Yakult Honsha Co., Ltd.	12,000	185
Mitsukoshi, Ltd.	37,000	185
All Nippon Airways Co., Ltd.	57,000	183
Kamigumi Co., Ltd.	25,000	181
Net One Systems Co., Ltd.	49	181
* Oki Electric Industry Co. Ltd.	58,000	179
Shimano, Inc.	7,000	179
Uny Co., Ltd.	17,000	175
Benesse Corp.	6,200	173
THK Co., Inc.	10,200	171
Gunma Bank Ltd.	35,000	171
Bandai Co., Ltd.	7,200	170
Makita Corp.	12,000	169
Daimaru, Inc.	22,000	169
Isetan Co.	16,300	168
Hino Motors, Ltd.	24,000	167
NGK Spark Plug Co.	16,000	167
FamilyMart Co., Ltd.	6,200	166
* Sega Corp.	12,300	166
Mitsubishi Rayon Co., Ltd.	50,000	164
The Suruga Bank, Ltd.	23,000	164
Amada Co., Ltd.	31,000	162
Mitsubishi Gas Chemical Co.	37,000	158
Oracle Corp. Japan	3,200	158
* Sumitomo Heavy Industries Ltd.	53,000	157
* Ishikawajima-Harima Heavy Industries Co.	108,000	155
Nisshin Seifun Group Inc.	16,000	154
Minebea Co., Ltd.	37,000	151
Kurita Water Industries Ltd.	11,100	151
Kikkoman Corp.	17,000	150
Fuji Electric Holdings Co., Ltd.	59,000	146
Hitachi Chemical Co., Ltd.	10,000	146
Itochu Techno-Science Corp.	3,500	146
Meiji Dairies Corp.	25,000	144
JAFCO CO., Ltd.	2,700	142
Dai-Nippon Ink & Chemicals, Inc.	63,000	139
Nissan Chemical Industries, Ltd.	18,000	138
Kansai Paint Co., Ltd.	22,000	137
Aeon Credit Service Co. Ltd.	2,370	135
TIS Inc.	4,000	135
Koyo Seiko Co., Ltd.	12,000	134
Hitachi Construction Machinery Co.	11,000	134
Fujikura Ltd.	32,000	133
Showa Shell Sekiyu K.K	14,900	132
Denki Kagaku Kogyo K.K	43,000	131
Meitec Corp.	3,600	129
Aoyama Trading Co., Ltd.	5,700	129
House Foods Industry Corp.	9,500	128
Meiji Seika Kaisha Ltd.	32,000	128
Toyoda Gosei Co., Ltd.	6,600	128
Toyobo Ltd.	56,000	127
Uniden Corp.	6,000	126
Seino Transportation Co., Ltd.	14,000	125
Ebara Corp.	29,000	125
Central Glass Co., Ltd.	17,000	125
Taiyo Yuden Co., Ltd.	12,000	124
Skylark Co., Ltd.	7,500	124
Shimachu Co.	5,100	123
Rinnai Corp.	4,000	122
Nisshinbo Industries, Inc.	18,000	121
Shimamura Co., Ltd.	1,800	120
Daicel Chemical Industries Ltd.	24,000	119
Susuken Co., Ltd.	4,560	118
Nippon Sheet Glass Co., Ltd.	36,000	118
* Circle K Sunkus Co., Ltd.	4,700	114
Dai-Nippon Screen Manufacturing Co., Ltd.	22,000	114
Matsumotokiyoshi Co., Ltd.	4,500	114
Ito En, Ltd.	2,600	113
Obic Co., Ltd.	600	113
Nippon Shokubai Co., Ltd.	15,000	112
Teikoku Oil Co., Ltd.	20,000	111
Fuji Television Network, Inc.	52	106
Hitachi Capital Corp.	6,700	105
Sanden Corp.	16,000	105
Toyo Suisan Kaisha, Ltd.	8,000	104
ZEON Corp.	15,000	104
Takara Holdings Inc.	17,000	104
Ryohin Keikaku Co., Ltd.	2,400	104
Sapparo Holdings Ltd.	32,000	103
Nippon Light Metal Co.	46,000	103
Tokyu Land Corp.	38,000	102
Fuji Soft ABC Inc.	3,200	100
Coca-Cola West Japan Co. Ltd.	4,100	100
Nippon Sanso Corp.	19,000	99
Wacoal Corp.	10,000	98
Sumitomo Osaka Cement Co., Ltd.	45,000	98
World Co., Ltd.	3,600	98
* Ube Industries Ltd.	74,000	97
Mitsubishi Logistics Corp.	11,000	97
Yamazaki Baking Co., Ltd.	11,000	96
Mitsumi Electric Co., Ltd.	8,900	95
Okumura Corp.	21,000	95
Sanken Electric Co., Ltd.	10,000	95
Mitsui Engineering & Shipbuilding Co., Ltd.	63,000	95
Kinden Corp.	15,000	94
Q.P. Corp.	11,200	94
Toda Corp.	24,000	90
Autobacs Seven Co., Ltd.	3,200	89
Nitori Co., Ltd.	1,550	89
Kuraya Sanseido Inc.	8,500	88
Bellsystem24, Inc.	350	88
Sumitomo Bakelite Co. Ltd.	14,000	84
Hankyu Department Stores, Inc.	12,000	84
* Kanebo Ltd.	55,000	83
Hitachi Cable Ltd.	22,000	83
* Sojitz Holdings Corp.	20,600	80
Tokyo Style Co.	7,000	80
Gunze Ltd.	18,000	79
Aderans Co. Ltd.	4,000	79
Sanwa Shutter Corp.	17,000	77
Alfresa Holdings Corp.	2,200	77
Katokichi Co., Ltd.	4,200	77
Asatsu-DK Inc.	2,800	77
Nichirei Corp.	23,000	75
Tokyo Broadcasting System, Inc.	4,700	73
Comsys Holdings Corp.	10,000	72
Kokuyo Co., Ltd.	6,600	70
Nichii Gakkan Co.	2,630	69
Anritsu Corp.	10,000	66
Amano Corp.	8,000	64
Komori Corp.	5,000	64
The Goodwill Group, Inc.	35	62
Nishimatsu Construction Co.	20,000	62
Nippon Kayaku Co., Ltd.	12,000	62
Hitachi Software Engineering Co., Ltd.	3,100	57
Takuma Co., Ltd.	8,000	57
Ariake Japan Co., Ltd.	2,090	54
Ishihara Sangyo Kaisha Ltd.	25,000	49
Saizeriya Co., Ltd.	2,900	43
Capcom Co., Ltd.	4,500	41
Kaken Pharmaceutical Co.	7,000	40
Namco Ltd.	3,400	39
+ Namco Ltd.	3,400	39
* Snow Brand Milk Products Co.	12,000	35

		178,711

Netherlands (4.7%)
Royal Dutch Petroleum Co.	212,910	10,966
ING Groep NV	187,820	4,740
ABN-AMRO Holding NV	158,833	3,608
Unilever NV	58,407	3,360
Koninklijke (Royal) Philips Electronics NV	134,897	3,089
Koninklijke KPN NV	207,057	1,551
Aegon NV	139,988	1,509
* Koninklijke Ahold NV	156,260	998
Akzo Nobel NV	27,752	980
Reed Elsevier NV	73,009	940
TPG NV	33,627	822
Heineken NV	24,441	736
* ASML Holding NV	49,982	643
Verenigde Nederlandse Uitgeversbedrijven NV	24,319	625
Wolters Kluwer NV	28,135	473
* Koninklijke Numico NV	14,792	471
DSM NV	8,087	422
Rodamco Europe NV	5,140	337
Vedior NV	17,619	272
Corio NV	4,733	227
Wereldhave NV	2,356	203
Randstad Holding NV	4,755	172
Oce NV	9,537	149
IHC Caland NV	2,816	146
* Getronics NV	51,766	108
* Hagemeyer NV	57,941	108

		37,655

New Zealand (0.3%)
Telecom Corp. of New Zealand Ltd.	227,286	905
Fletcher Building Ltd.	51,943	210
Sky City Entertainment Group Ltd.	49,947	156
Contact Energy Ltd.	35,039	143
Auckland International Airport Ltd.	28,263	136
Carter Holt Harvey Ltd.	62,848	96
Fisher & Paykel Healthcare Corp. Ltd.	7,328	75
Fisher & Paykel Appliances Holdings Ltd.	24,054	66
* Tower Ltd.	38,377	55
Independent Newspapers Ltd.	11,173	39
The Warehouse Group Ltd.	13,360	38
Waste Management NZ Ltd.	9,000	32
* Tenon Ltd.	21,693	30
* Sky Network Television, Ltd.	8,195	30
NGC Holdings, Ltd.	12,944	27
* Tenon Ltd.	1,241	2

		2,040

Norway (0.6%)
Norsk Hydro ASA	14,612	1,064
Statoil ASA	55,469	795
Telenor ASA	93,526	712
Orkla ASA	19,670	544
DnB NOR ASA	68,680	543
* Yara International ASA	20,852	221
Frontline Ltd.	4,460	218
Norske Skogindustrier ASA	10,700	192
Storebrand ASA	24,600	185
Schibsted ASA	5,580	119
Tandberg ASA	12,400	112
* Petroleum Geo-Services ASA	2,080	102
Tomra Systems ASA	17,800	67
Smedvig ASA A Shares	3,320	43

		4,917

Portugal (0.4%)
Portugal Telecom SGPS SA	92,023	1,014
Electricidade de Portugal SA	173,367	506
Banco Comercial Portugues SA	191,537	416
Brisa-Auto Estradas de Portugal SA	36,253	294
Banco Espirito Santo SA	10,951	183
Banco BPI SA	38,549	145
Cimpor-Cimento de Portugal SA	23,293	120
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	4,325	96
Sonae SGPS SA	80,058	89
* Jeronimo Martins & Filho, SGPS, SA	2,748	31

		2,894

Singapore (0.9%)
DBS Group Holdings Ltd.	111,082	1,056
United Overseas Bank Ltd.	120,504	981
Singapore Telecommunications Ltd.	679,980	945
Oversea-Chinese Banking Corp., Ltd.	109,650	912
Singapore Press Holdings Ltd.	157,250	443
Singapore Airlines Ltd.	58,751	380
Keppel Corp., Ltd.	54,000	253
City Developments Ltd.	53,000	206
Venture Corp. Ltd.	21,000	206
Singapore Technologies Engineering Ltd.	144,906	181
ComfortDelgro Corp Ltd.	203,000	158
Fraser & Neave Ltd.	18,130	150
Capitaland Ltd.	129,000	137
Singapore Exchange Ltd.	109,000	115
SembCorp Industries Ltd.	89,000	78
Jardine Cycle N Carriage Ltd.	14,037	69
Singapore Post Ltd.	137,000	65
* ST Assembly Test Services Ltd.	96,000	59
United Overseas Land Ltd.	45,000	59
* Chartered Semiconductor Manufacturing Ltd.	90,398	55
Parkway Holdings Ltd.	63,000	50
Creative Technology Ltd.	4,450	49
Singapore Land Ltd.	16,000	43
SMRT Corp. Ltd.	100,000	43
Allgreen Properties Ltd.	65,000	43
SembCorp Marine Ltd.	68,000	42
SembCorp Logistics Ltd.	28,000	38
Overseas Union Enterprise Ltd.	8,000	35
Keppel Land Ltd.	29,000	33
* Datacraft Asia Ltd.	25,000	18
Wing Tai Holdings Ltd.	25,000	13
* City Developements Ltd. Warrants Exp. 5/10/2006	4,400	11

		6,926

Spain (3.6%)
Telefonica SA	449,788	6,732
Banco Bilbao Vizcaya Argentaria SA	328,441	4,520
Banco Santander Central Hispano SA	438,680	4,282
Repsol-YPF SA	93,370	2,050
Endesa SA	96,597	1,839
Iberdrola SA	77,528	1,608
Altadis SA	27,611	940
Banco Popular Espanol SA	16,119	896
Industria de Diseno Textil SA	22,947	567
ACS, Actividades de Contruccion y Servisios, SA	27,924	509
Abertis Infraestructuras SA	26,990	504
Union Fenosa SA	21,658	492
Gas Natural SDG SA	15,882	393
Grupo Ferrovial, SA	6,432	287
Telefonica SA ADR	6,192	279
Acerinox SA	19,684	272
Amadeus Global Travel Distribution SA	34,320	272
Fomento de Construc y Contra SA	5,301	197
Indra Sistemas, SA	13,384	178
Sacyr Vallehermoso SA	12,350	175
Metrovacesa SA	4,233	173
Acciona SA	2,549	163
Gamesa Corporacion Tecnologica, SA	10,939	160
* Sogecable SA	3,667	148
Telefonica Publicidad e Informacion, SA	19,201	134
Promotora de Informaciones SA	6,947	128
Corporacion Mapfre SA	10,426	122
Iberia (Linea Aerea Espana)	43,744	121
Sociedad General de Aguas de Barcelona SA	6,202	109
* Antena 3 Television	1,782	106
Zeltia SA	14,509	100
NH Hoteles SA	8,543	95

		28,551

Sweden (2.5%)
* Telefonaktiebolaget LM Ericsson AB Class B	1,534,162	4,763
Nordea Bank AB	224,174	1,832
Hennes & Mauritz AB B Shares	49,465	1,362
Svenska Handelsbanken AB A Shares	57,070	1,195
TeliaSonera AB	203,143	988
Volvo AB B Shares	23,170	818
Svenska Cellulosa AB B Shares	20,010	778
Sandvik AB	22,483	777
Skandinaviska Enskilda Banken AB A Shares	49,724	768
Electrolux AB Series B	28,736	525
Swedish Match AB	41,331	437
Skandia Forsakrings AB	109,000	431
Tele2 AB B Shares	11,046	411
Skanska AB B Shares	38,676	402
Atlas Copco AB A Shares	10,400	400
Securitas AB B Shares	29,740	396
Assa Abloy AB	30,200	379
SKF AB B Shares	9,870	375
Volvo AB A Shares	9,952	338
Scania AB Class B	9,800	332
Atlas Copco AB B Shares	7,930	279
Gambro AB A Shares	18,600	213
Getinge AB B Shares	16,200	197
Castellum AB	4,600	133
Holmen AB	4,500	133
Alfa Laval AB	9,000	131
Eniro AB	14,400	125
Trelleborg AB B Shares	7,820	116
* Modern Times Group AB	6,200	116
Wihlborgs Fastigheter AB	7,000	110
Svenskt Stal AB A Shares	5,730	109
* OM AB	8,860	105
Gambro AB B Shares	9,200	103
Billerud Aktiebolag	6,500	100
* Lundin Petroleum AB	16,000	94
* Elekta AB B Shares	3,200	78
Axfood AB	2,650	72
* Oriflame Cosmetics SA	3,007	68
D. Carnegie & Co. AB	6,100	60
* Capio AB	6,000	57
WM-Data AB Class B	30,000	54
Hoganas AB B Shares	2,300	53
Svenskt Stal AB	2,580	47
* SAS AB	5,875	44

		20,304

Switzerland (7.0%)
Novartis AG (Registered)	245,722	11,453
Nestle SA (Registered)	41,181	9,432
UBS AG (Registered)	109,496	7,708
Roche Holdings AG	72,636	7,504
Credit Suisse Group (Registered)	117,195	3,740
Zurich Financial Services AG	14,797	2,109
Swiss Re (Registered)	32,861	1,891
Cie. Financiere Richemont AG	53,119	1,470
* ABB Ltd.	190,506	1,163
Syngenta AG	10,973	1,046
Swisscom AG	2,956	1,025
Holcim Ltd. (Registered)	19,101	1,007
Adecco SA (Registered)	13,485	670
Synthes, Inc.	4,784	521
Swatch Group AG (Bearer)	3,517	475
Givaudan SA	714	434
CIBA Specialty Chemicals AG (Registered)	6,844	426
Serono SA Class B	681	420
Nobel Biocare Holding AG	2,300	357
Geberit AG	362	281
Clariant AG	22,398	268
SGS Societe Generale de Surveillance Holding SA (Registered)	427	234
* Logitech International SA	4,252	206
Lonza AG (Registered)	4,017	182
Swatch Group AG (Registered)	6,263	172
Straumann Holding AG	791	168
Schindler Holding AG (Ptg. Ctf.)	549	156
Phonak Holding AG	4,454	143
* Micronas Semiconductor Holding AG	3,234	137
Rieter Holding AG	481	130
Sulzer AG (Registered)	419	126
Unaxis Holding AG	1,110	98
Kuoni Reisen Holding AG (Registered)	254	94
* Kudelski SA	3,156	90
Valora Holding AG	345	72
UBS AG	741	52

		55,460

United Kingdom (25.5%)
BP PLC	2,197,073	20,972
HSBC Holdings PLC	1,131,611	17,959
Vodafone Group PLC	6,617,158	15,836
GlaxoSmithKline PLC	611,515	13,179
Royal Bank of Scotland Group PLC	306,969	8,865
Shell Transport & Trading Co. PLC	998,910	7,330
AstraZeneca Group PLC	173,378	7,106
Barclays PLC	662,652	6,355
HBOS PLC	398,085	5,374
Lloyds TSB Group PLC	573,601	4,479
Tesco PLC	800,649	4,133
Diageo PLC	312,596	3,903
Rio Tinto PLC	110,679	2,976
BT Group PLC	907,807	2,953
National Grid Transco PLC	322,361	2,720
BHP Billiton PLC	251,619	2,648
BG Group PLC	362,316	2,432
Aviva PLC	232,224	2,301
Unilever PLC	282,416	2,298
British American Tobacco PLC	156,636	2,270
Centrica PLC	451,041	2,049
Prudential PLC	211,838	1,727
GUS PLC	105,767	1,723
Cadbury Schweppes PLC	213,867	1,645
Imperial Tobacco Group PLC	75,143	1,637
Reckitt Benckiser PLC	61,978	1,519
Marks & Spencer Group PLC	232,079	1,440
ScottishPower PLC	181,774	1,390
Kingfisher PLC	239,525	1,336
BAE Systems PLC	313,568	1,275
Scottish & Southern Energy PLC	88,076	1,242
Legal & General Group PLC	675,975	1,214
Reed Elsevier PLC	136,045	1,194
British Sky Broadcasting Group PLC	130,117	1,128
BAA PLC	109,289	1,095
SABMiller PLC	81,726	1,079
Land Securities Group PLC	50,186	1,065
Wolseley PLC	60,285	1,029
WPP Group PLC	107,703	1,003
Boots Group PLC	78,211	909
Pearson PLC	84,738	906
Smith & Nephew PLC	95,113	874
Compass Group PLC	218,086	870
InterContinental Hotels Group PLC	74,236	844
Carnival PLC	17,169	844
ITV PLC	431,893	842
Reuters Group PLC	147,575	832
Hilton Group PLC	164,120	822
BOC Group PLC	50,520	808
Next PLC	27,129	802
Smiths Group PLC	58,402	784
Rolls-Royce Group PLC	156,005	715
British Land Co., PLC	51,850	698
3i Group PLC	63,299	636
Dixons Group PLC	203,754	630
J. Sainsbury PLC	136,505	629
Man Group PLC	28,943	623
United Utilities PLC	58,718	590
Scottish & Newcastle PLC	84,516	577
Hanson Building Materials PLC	76,650	567
Severn Trent PLC	35,251	560
BP PLC ADR	9,184	528
Rentokil Initial PLC	190,964	520
Imperial Chemical Industries PLC	124,542	476
Friends Provident PLC	188,332	475
Yell Group PLC	74,084	473
Daily Mail and General Trust	34,989	455
Cable and Wireless PLC	248,853	440
Whitbread PLC	29,368	438
William Hill PLC	44,238	427
Hays PLC	175,006	420
Rexam PLC	54,467	417
Capita Group PLC	69,271	412
RMC Group PLC	26,385	406
* Corus Group PLC	434,337	401
Liberty International PLC	26,519	397
Amvescap PLC	73,200	396
Johnson Matthey PLC	22,517	389
The Sage Group PLC	132,516	389
Tomkins PLC	80,969	388
BPB PLC	49,762	385
Slough Estates PLC	45,147	381
* International Power PLC	145,117	380
Hammerson PLC	28,940	379
Trinity Mirror PLC	31,648	377
Exel PLC	30,292	375
Signet Group PLC	178,913	371
Enterprise Inns PLC	35,906	370
Royal & Sun Alliance Insurance Group PLC	285,802	370
The Peninsular & Oriental Steam Navigation Co.	77,565	369
Kelda Group PLC	37,335	362
Emap PLC	26,383	360
EMI Group PLC	87,724	350
Brambles Industries PLC	72,238	336
United Business Media PLC	38,755	327
Persimmon PLC	27,298	327
Bunzl PLC	43,258	326
Alliance Unichem PLC	25,564	308
George Wimpey PLC	40,739	296
Rank Group PLC	58,424	296
Kesa Electricals PLC	56,844	291
GKN PLC	73,846	287
Provident Financial PLC	27,873	284
Taylor Woodrow PLC	59,162	282
Tate & Lyle PLC	40,155	280
Cobham PLC	10,746	259
Electrocomponents PLC	45,755	258
LogicaCMG PLC	81,354	255
The Berkeley Group PLC	10,947	251
Mitchells & Butlers PLC	50,960	251
Associated British Ports Holdings PLC	30,978	247
Punch Taverns PLC	26,941	246
* Group 4 Securicor PLC	116,046	244
Barratt Developments PLC	23,604	242
* Marconi Corp. PLC	22,273	234
BBA Group PLC	48,282	234
Inchape PLC	8,187	231
FirstGroup PLC	42,770	227
IMI PLC	34,531	222
* British Airways PLC	55,814	210
Balfour Beatty PLC	41,282	208
Aegis Group PLC	118,779	208
United Utilities PLC Class A	30,551	203
ICAP PLC	49,367	197
Cattles PLC	32,667	195
Kidde PLC	87,176	195
Misys PLC	52,708	187
Close Brothers Group PLC	14,851	186
* Meggitt PLC	40,462	179
National Express Group PLC	14,246	175
London Stock Exchange PLC	27,958	175
Serco Group PLC	43,283	168
Intertek Testing Services PLC	15,386	167
Amec PLC	28,553	164
Pilkington PLC	98,840	162
ARM Holdings PLC	106,777	161
Schroders PLC	14,296	160
Arriva PLC	19,438	157
HMV Group PLC	36,793	152
Bellway PLC	11,230	148
FKI PLC	58,917	128
Stagecoach Group PLC	75,654	125
MFI Furniture Group PLC	64,913	124
The Davis Service Group PLC	17,661	118
* Invensys PLC	572,065	116
De La Rue Group PLC	20,610	116
Premier Farnell PLC	31,121	109
SSL International PLC	20,805	104
WPP Group PLC ADR	2,004	94
* Cookson Group PLC	171,901	93
Great Portland Estates PLC	16,999	87
Novar PLC	38,623	81
ScottishPower PLC ADR	2,320	72
Aggreko PLC	21,868	56

		203,538

TOTAL COMMON STOCKS
(Cost $733,786)		796,213

TEMPORARY CASH INVESTMENT (2.5%)

Vanguard Market Liquidity Fund, 1.74%**	19,777,945	19,778

TEMPORARY CASH INVESTMENT
(Cost $19,778)		19,778

TOTAL INVESTMENTS (102.3%)
(Cost $753,564)		815,991

OTHER ASSETS AND LIABILITIES-NET (-2.3%)		(18,222)

NET ASSETS (100%)		$797,769

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
† Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of September 30, 2004.
ADR — American Depositary Receipt.
(Ptg. Ctf.)—Participating Certificates.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $753,564,000. Net unrealized appreciation of investment securities for tax purposes was $62,427,000, consisting of unrealized gains of $111,188,000 on securities that had risen in value since their purchase and $48,761,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.